Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Aug. 31, 2016	Aug. 31, 2026	Aug. 31, 2017	Aug. 31, 2018	Aug. 31, 2019	Aug. 31, 2020	Aug. 31, 2021	Aug. 31, 2022	Aug. 31, 2023	Aug. 31, 2024	Aug. 31, 2025	Aug. 31, 2026
C000002190 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (5.75%)
Accumulated Value	$ 9,425		$ 11,132	$ 13,346	$ 14,006	$ 16,890	$ 22,053	$ 19,216	$ 21,708	$ 26,901	$ 30,310	$ 34,835
C000002192 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Accumulated Value	10,000		11,721	13,949	14,529	17,390	22,533	19,487	21,853	26,878	30,054	34,292
C000002193 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
Accumulated Value	10,000		11,722	13,948	14,525	17,381	22,530	19,479	21,850	26,867	30,050	34,276
C000002216 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
Accumulated Value	10,000		11,494	15,399	15,819	20,019	27,669	18,058	19,019	20,891	22,027	26,644
C000002215 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Accumulated Value	10,000		11,497	15,406	15,821	20,026	27,675	18,069	19,021	20,889	22,031	26,644
C000002210 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (5.75%)
Accumulated Value	9,425		10,917	14,737	15,251	19,447	27,076	17,816	18,894	20,911	22,211	27,070
C000002223 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (5.75%)
Accumulated Value	9,425		10,995	11,741	11,527	13,163	16,359	12,868	14,632	17,023	18,053	21,810
C000002228 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Accumulated Value	10,000		11,577	12,273	11,951	13,549	16,713	13,045	14,723	16,998	17,895	21,467
C000002229 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
Accumulated Value	10,000		11,574	12,265	11,951	13,547	16,710	13,042	14,716	16,995	17,889	21,457
C000002252 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
Accumulated Value	10,000		12,762	16,821	17,188	25,285	30,862	21,380	26,207	35,961	41,901	53,626
C000002251 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Accumulated Value	10,000		12,760	16,819	17,190	25,282	30,860	21,377	26,207	35,964	41,895	53,622
C000002249 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (5.75%)
Accumulated Value	9,425		12,119	16,092	16,570	24,561	30,203	21,082	26,033	36,001	42,252	54,490
C000002259 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (5.75%)
Accumulated Value	9,425		10,579	11,576	12,137	12,493	16,597	15,503	16,573	20,210	21,455	24,358
C000002264 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Accumulated Value	10,000		11,140	12,101	12,594	12,865	16,965	15,729	16,684	20,195	21,281	23,978
C000002265 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
Accumulated Value	10,000		11,143	12,099	12,595	12,865	16,964	15,727	16,687	20,195	21,281	23,982
C000132015 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
Accumulated Value	10,000		11,036	12,290	13,813	14,745	19,198	17,251	18,497	22,610	23,492	25,905
C000132014 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Accumulated Value	10,000		11,036	12,285	13,810	14,744	19,195	17,247	18,494	22,598	23,485	25,897
C000132013 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (5.75%)
Accumulated Value	9,425		10,479	11,751	13,305	14,322	18,784	17,005	18,368	22,622	23,684	26,301
C000132022 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (5.75%)
Accumulated Value	9,425		10,300	11,245	11,962	12,512	15,243	13,818	15,292	18,908	20,469	22,922
C000132023 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Accumulated Value	10,000		10,848	11,742	12,399	12,872	15,559	13,999	15,385	18,881	20,281	22,555
C000132024 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
Accumulated Value	10,000		10,849	11,748	12,403	12,870	15,573	14,009	15,394	18,894	20,298	22,560
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
Accumulated Value	10,000		11,606	13,956	14,139	17,171	22,845	19,810	22,734	28,677	33,220	39,898
MSCI EAFE Europe Australasia Far East Index net div [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI EAFE (Europe, Australasia, Far East) Index (net div)
Accumulated Value	10,000		11,764	12,280	11,880	12,609	15,903	12,754	15,039	17,957	20,448	24,869
Standard And Poor s 500 Stock Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Standard & Poor's 500 Stock Index
Accumulated Value	10,000		11,623	13,909	14,315	17,455	22,895	20,325	23,566	29,960	34,718	41,793
MSCI All Country World Index net div [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index (net div)
Accumulated Value	10,000		11,711	13,048	13,011	15,161	19,504	16,406	18,694	23,076	26,721	32,693
Russell 2000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000® Growth Index
Accumulated Value	10,000		11,639	15,213	13,537	15,876	21,529	16,091	17,181	20,218	22,336	27,528
Standard And Poor s North American Technology Sector Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Standard & Poor's North American Technology Sector Index
Accumulated Value	10,000		12,927	17,854	18,617	28,269	37,409	27,672	36,144	49,691	62,225	87,758
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000® Value Index
Accumulated Value	$ 10,000		$ 11,158	$ 12,549	$ 12,626	$ 12,733	$ 17,373	$ 16,291	$ 17,692	$ 21,433	$ 23,432	$ 30,397